--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      INSTITUTIONAL INVESTORS MUTUAL FUNDS
                                PERFORMANCE DATA
                                  (UNAUDITED)

                        TOTAL RETURN FOR PERIODS ENDING
                                JUNE 30, 1995(1)

                            YEAR        ONE      FIVE       TEN
                           TO DATE     YEAR      YEARS     YEARS
                           -------     -----     -----     -----
CAPITAL APPRECIATION FUND,
  INC.....................  +12.5%     +14.8%    + 9.0%    +11.1%
  Lipper Growth and Income
    Funds Average.........  +16.8      +19.7     +11.2     +12.6
  Standard & Poor's 500
    Index.................  +20.2      +26.0     +12.1     +14.7
  Dow Jones Industrial
    Average...............  +20.4      +29.2     +13.0     +17.0
TAX ADVANTAGED INCOME
  FUND, INC...............  + 1.9      + 2.4     + 7.2       N/A(2)

(1) Assumes reinvestment of all dividends and distributions. Average annual total returns are stated for periods greater than one year.

(2) +5.53% since inception 2/28/88.
The foregoing information is a statement of the past record of the Funds and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Funds will fluctuate with changing conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MESSAGE FROM THE PRESIDENT:

Dear Shareholder:

The directors and officers of the Institutional Investors Mutual Funds (IIMF) are pleased to send you the Semi-Annual Report to Shareholders for the six month period ending June 30, 1995.

We are very happy to report that Shay Assets Management Co. was approved by shareholder vote in June to become the new investment adviser to the IIMF Funds and that Shay Financial Services Co. was approved as the new distributor of the Funds. In addition, the portfolio management team that was managing the Funds for Nationar, the previous investment adviser, has been retained by Shay Assets Management Co. We are also most happy to report that the transition to Shay Assets Management Co. was accomplished in an orderly fashion with no interruption in advisory services.

Shay Assets Management Co. has been in existence for over fourteen years. It is the investment adviser for the Asset Management Fund, Inc.'s fixed-income portfolios. These portfolios have in excess of $1 billion under management on behalf of over 400 financial institutions across the United States. The experience, expertise and level of professionalism that Shay possesses will certainly be of benefit to the IIMF Funds.

The June shareholder vote also approved PFPC Inc., a subsidiary of PNC Bank, N.A. as the Funds' new administrator, transfer agent, dividend paying agent and shareholder servicing agent. These functions were previously performed by Nationar. PNC Bank, N.A. was also approved as the Funds' new custodian. PFPC Inc. and PNC Bank, N.A. have a long working relationship with Shay Assets Management Co.

The current economic expansion which began in the second quarter of 1991 is continuing and consumer spending, which accounts for about two-thirds of gross domestic product (GDP), is growing at a modest pace. Federal government spending, which amounts to about twenty three percent of GDP, is also advancing at a relatively modest rate. Both Democrats and Republicans agree that the federal budget should be balanced and want to put it

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

into a "date certain" law. The last time the federal budget was in balance was back in 1969. The third major component of GDP, business activity, continues to expand. U.S. business has whipped itself into shape and is now one of the industrialized world's lowest cost producers. Consequently, export growth is strong and the weak dollar, especially when compared to the German mark and the Japanese yen, adds to this momentum. All these factors, when combined with low inflation, suggest that our four year old economic recovery should continue for some time to come.

During the first half of 1995 the Capital Appreciation Fund produced a total return of 12.45%, well above its historical annual average return of 10.63%. As you are aware, the Fund invests in common stocks of companies with attractive financial and business characteristics that appear undervalued in the marketplace. While certain stocks such as those in the technology and financial service sectors have risen to lofty equity valuations, there are still attractive undervalued candidates in the equity markets for our Fund. The Tax Advantaged Income Fund with its low share price volatility and enhanced after-tax income compared to the traditional equity funds provided a total return of 1.94%.

Your Board of Directors looks forward to working closely with Shay Assets Management Co., our new adviser, and Shay Financial Services Co., our new distributor, to expand our asset base and improve shareholder services. Thank you for your investments in the IIMF Tax Advantaged and Capital Appreciation Funds.

                           Sincerely,

                           Harry Doherty
                           President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

CAPITAL APPRECIATION FUND

After a lackluster 1994, the stock market rocketed out of the starting gate in 1995 and has propelled forward without much deviation from its trajectory. The major averages and the Capital Appreciation Fund have posted double digit returns in the first six months of the year.

The Capital Appreciation Fund is pleased to announce that the Fund has provided a total return to its shareholders of 12.45% for the six month period ending June 30, 1995. Total return assumes the reinvestment of all dividends and capital gains. The Fund's net asset value per share on June 30, 1995 was $125.35, versus $112.12 on December 31, 1994. Shareholders received distributions from dividend income of $0.726 during the first six months of 1995.

Value funds, like the Capital Appreciation Fund, trailed growth funds during the six month period as technology and large capitalization growth stocks provided the greatest returns during the period. As the relative valuations between growth stocks and value stocks widen to extremes, investors will likely begin to favor value stocks over growth stocks as the growth stocks future earnings prospects become fully discounted in their stock prices. The portfolio management team has maintained its disciplined approach of buying equity securities that appear relatively undervalued in the marketplace. During periods of strong market performance, as we have witnessed during the first half of 1995, this approach appears too conservative. However, it is during times like these that value managers are able to accumulate stocks of very strong companies at unusually attractive prices as the attention from these stocks is diverted elsewhere. In recent months, the hype over technology stocks has diverted the attention of market participants away from many other industry groups. As you will see below, we have been active in buying securities in many overlooked industries at very reasonable prices on a relative basis.

Stocks that contributed at least 50 basis points (50 basis points equals 0.50 percentage points) to the Fund's total return during the first half of 1995 included (in descending order) IBP, Inc., Hewlett-Packard Co., Avnet, Inc., Wendy's International, Inc., Precision Castparts Corp., Black & Decker Corp., Weyerhaeuser Co. and Tektronix Inc. Half of the stocks listed above are involved in technology-related industries. Although the Fund is not heavily weighted in technology stocks, the contributions by those that are owned by the Fund were prevalent during the first half of the year.

The Fund's ten largest holdings, as a percentage of net assets, as of June 30, 1995 included Weyerhaeuser Co. (2.57%), Avnet, Inc. (2.54%), Wendy's International, Inc. (2.43%), American Greetings Corp. (2.38%), Frontier Corp. (2.30%), Hewlett-Packard Co. (2.28%), Lancaster Colony Corp. (2.23%), J.C. Penney Co., Inc. (2.20%), Echlin, Inc. (2.17%) and IBP, Inc. (2.12%). New securities added to the portfolio during the first half of 1995 included Albertson's, Inc., Avery Dennison Corp., Anheuser Busch Cos., Inc., Clorox Co., Cooper Tire & Rubber, Co., Diebold, Inc., Dow Jones, Inc., W.W. Grainger, Inc., Hormel Foods Co., Leggett & Platt, Inc., Philip Morris Companies, Inc., Mylan Laboratories, Inc., Sherwin Williams Co., Sara Lee Corp., Toys "R" Us and Tyco International Ltd. Securities removed from the portfolio during the first six months of 1995 included Ford Motor Company common stock, Loral Corporation, Mobil Corporation, Precision Castparts Corp., Shared Medical Systems Corp., Strattec Security Corp. (a spin-off from Briggs & Stratton Corp.) and Tektronix, Inc. In addition, Intel Corporation was added to the portfolio during the six month period and subsequently sold prior to the end of the fiscal half-year. As of June 30, 1995, the Fund held 93.75% of its net assets in common stock and the remainder in short-term commercial paper and other short-term assets.

The Fund's value philosophy consists of stringent investment guidelines which enable the Investment Adviser to identify companies with strong balance sheets and the potential for improvement in cash flow return on investment that are currently undervalued by the equity market. This "bottoms-up" approach seeks to identify attractive stock candidates on a company-by-company basis. Industry sector outlook and general stock market conditions are secondary considerations. The principal characteristics that the Investment Adviser continually searches for include: improving cash flow return on investment resulting largely from the efficient use of capital, lean cost structures and continual margin improvement coupled with attractive stock valuations. The universe of potential equity investments is continually screened for companies meeting these parameters, thereby providing the opportunity to enhance shareholder value.

TAX ADVANTAGED INCOME FUND

The Tax Advantaged Income Fund produced a total return of 1.94% for the six month period ending June 30, 1995. The Tax Advantaged Income Fund's net asset value per share was $99.85 as of June 30, 1995, versus $99.75 on December 31, 1994. Dividend distributions during the first six months of 1995 totaled $1.812 per share. The Fund has maintained low volatility in its net asset value for the duration of the first half of the year, ranging from a low of $99.65 to a high of $100.68, while continuing to provide a steady stream of dividend income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Tax Advantaged Income Fund's objective is to obtain a high level of current income consisting of dividends eligible for the Dividends Received Deduction. Tax paying corporations can earn attractive after-tax returns due to their ability to exclude 70% of these dividends from their taxable income. The Fund is conservatively managed with an emphasis on credit quality. All of the Fund's auction rate and adjustable rate preferred holdings are investment grade.

As of June 30, 1995, the Tax Advantaged Income Fund was 85.62% invested in auction rate preferred stocks and 7.25% in adjustable rate preferred stocks with the remaining 7.13% in short-term commercial paper and other short-term assets. With the majority of the Fund's assets in auction rate preferred stocks, which adjust their yields every 49 days, the portfolio is well positioned to minimize volatility in the Fund's net asset value while providing a steady stream of dividend income eligible for the Dividends Received Deduction.

--------------------------------------------------------------------------------

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK-93.75%:

                                                       VALUE
                                                    -----------
SHARES                                              (NOTE 1)
------
          AUTO PARTS-4.12%
38,600    Cooper Tire & Rubber, Co................  $   940,875
30,200    Echlin, Inc. ...........................    1,049,450
                                                    -----------
                                                      1,990,325
          BEVERAGES--ALCOHOLIC-1.37%
11,600    Anheuser-Busch Companies, Inc. .........      659,750
          BUILDING MATERIALS-3.80%
31,600    National Service Industries, Inc. ......      912,450
25,900    Sherwin Williams Co. ...................      922,688
                                                    -----------
                                                      1,835,138
          CHEMICALS-3.97%
33,300    Morton International, Inc. .............      974,025
21,900    PPG Industries, Inc. ...................      941,700
                                                    -----------
                                                      1,915,725
          CHEMICALS--SPECIALTY-1.18%
14,200    Avery Dennison Corp. ...................      568,000
          COMPUTER SYSTEMS-3.60%
14,600    Diebold, Inc. ..........................      635,100
14,800    Hewlett-Packard Co. ....................    1,102,600
                                                    -----------
                                                      1,737,700
          CONTAINERS (PAPER)-1.87%
34,800    Bemis Company, Inc......................      904,800
          ELECTRICAL EQUIPMENT-6.30%
25,300    Avnet, Inc. ............................    1,223,887
13,800    Emerson Electric Co. ...................      986,700
14,100    Grainger (W.W.), Inc. ..................      828,375
                                                    -----------
                                                      3,038,962
          ELECTRONICS-- INSTRUMENTATION-0.47%
11,600    Methode Electronics, Inc. Class A.......      226,200
          ENTERTAINMENT-1.43%
12,400    Walt Disney Co. ........................      689,750
          FOODS-8.25%
38,800    Hormel Foods Co. .......................    1,013,650
23,500    IBP, Inc. ..............................    1,022,250
30,100    Lancaster Colony Corp. .................    1,076,075
30,500    Sara Lee Corp. .........................      869,250
                                                    -----------
                                                      3,981,225
          FURNISHINGS & APPLIANCES-1.77%
19,400    Leggett & Platt, Inc. ..................      853,600
          HEALTH CARE--DRUGS-1.60%
25,100    Mylan Laboratories, Inc. ...............      771,825

                                                       VALUE
                                                    -----------
SHARES                                              (NOTE 1)
------
          HEALTH CARE--
            HOSP. MGMT.-1.97%
32,600    Manor Care, Inc. .......................  $   949,475
          HEAVY DUTY TRUCKS &
            PARTS-1.86%
34,400    Donaldson Company, Inc. ................      898,700
          HOUSEHOLD PRODUCTS-2.30%
 8,000    Clorox Co. .............................      522,000
23,700    Dial Corp. .............................      586,575
                                                    -----------
                                                      1,108,575
          HOUSEWARES-3.58%
28,900    Black & Decker Corp. ...................      892,287
24,200    Briggs & Stratton Corp. ................      834,900
                                                    -----------
                                                      1,727,187
          LEISURE TIME-1.91%
54,200    Brunswick Corp. ........................      921,400
          MANUFACTURED HOUSING-2.01%
59,275    Clayton Homes, Inc. ....................      970,628
          MANUFACTURING-2.62%
21,300    Standex International Corp. ............      670,950
11,000    Tyco International Ltd. ................      594,000
                                                    -----------
                                                      1,264,950
          NATURAL GAS-1.40%
22,251    Coastal Corporation.....................      675,874
          OFFICE EQUIPMENT & SUPPLIES-6.14%
38,600    Herman Miller, Inc. ....................      955,350
34,000    Reynolds & Reynolds Co. Class A ........    1,003,000
52,800    Standard Register Co. ..................    1,003,200
                                                    -----------
                                                      2,961,550
          OIL WELL EQUIPMENT & SERVICES-1.45%
31,500    Dresser Industries, Inc.................      700,875
          PAPER & FOREST PRODUCTS-2.57%
26,300    Weyerhaeuser Co. .......................    1,239,387
          PUBLISHING-3.69%
39,100    American Greetings Corp. Class A........    1,148,563
17,200    Dow Jones, Inc. ........................      634,250
                                                    -----------
                                                      1,782,813
          PUBLISHING--NEWSPAPERS-1.24%
 2,300    Washington Post Co. Class B.............      600,300

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCK (CONTINUED):

                                                       VALUE
                                                    -----------
SHARES                                              (NOTE 1)
------
          RESTAURANTS-2.43%
65,500    Wendy's International, Inc. ............  $ 1,170,813
          RETAIL--DEPT. STORES-2.20%
22,100    J.C. Penney Co., Inc. ..................    1,060,800
          RETAIL--DRUG CHAINS-1.56%
47,100    Arbor Drugs, Inc. ......................      753,600
          RETAIL--FOOD CHAINS-1.46%
23,600    Albertson's, Inc. ......................      702,100
          SHOES-1.66%
35,300    Brown Group, Inc. ......................      803,075
          SPECIALIZED SERVICES-1.92%
38,600    Rollins, Inc. ..........................      926,400
          TELECOMMUNICATIONS-2.01%
18,300    AT&T Corp. .............................      972,187
          TELEPHONES-2.30%
46,300    Frontier Corp. .........................    1,111,200
          TEXTILE/APPAREL MFRS.-2.42%
41,850    Kellwood Co. ...........................      711,450
12,300    Springs Industries, Inc. ...............      458,175
                                                    -----------
                                                      1,169,625
          TOBACCO-1.99%
12,900    Philip Morris Companies, Inc............      959,438
          TOYS-1.33%
22,000    Toys "R" Us, Inc.# .....................      643,500
                                                    -----------
          Total Common Stock
            (Cost $39,402,916)....................  $45,247,452
                                                    -----------

COMMERCIAL PAPER-6.90%:

                                                        VALUE
                                                     -----------
PRINCIPAL                                             (NOTE 1)
  AMOUNT
----------
$2,300,000   Ford Motor Credit Corp.,
               5.85%, due 07/05/95
               (Cost $2,300,000).......              $ 2,300,000
 1,030,000   Household Finance Corp.,
               6.05%, due 07/03/95
               (Cost $1,030,000).......                1,030,000
                                                     -----------
             Total Commercial Paper
               (Cost $3,330,000).......                3,330,000
                                                     -----------
             Total Investments
               (Cost $42,732,916*).....   100.65%     48,577,452
             Liabilities in excess of
               other assets............     (.65)%      (315,195)
                                          ------     -----------
             Net Assets................   100.00%    $48,262,257
                                          ======     ===========

# Non-income producing security.
* Aggregate cost for Federal income tax purposes is identical. At June 30,1995, the aggregate net unrealized appreciation for all securities of $5,844,536 consists of gross unrealized appreciation of $7,271,080 and gross unrealized depreciation of $1,426,544.

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               JUNE 30,
ASSETS:                                                                                            1995
                                                                                             ----------
Common stock--at value (cost $39,402,916).................................................  $45,247,452
Commercial paper--at value (cost $3,330,000)..............................................    3,330,000
                                                                                             ----------
Total Investments--at value (cost $42,732,916)............................................   48,577,452
Cash......................................................................................          362
Receivable for securities sold............................................................      504,719
Dividends and interest receivable.........................................................       72,953
Prepaid expenses..........................................................................        3,489
                                                                                             ----------
  Total assets............................................................................   49,158,975
                                                                                             ----------
LIABILITIES:
Payable for securities purchased..........................................................      746,006
Dividends payable.........................................................................      144,800
Accrued expenses payable..................................................................        5,912
                                                                                             ----------
  Total liabilities.......................................................................      896,718
                                                                                             ----------
NET ASSETS applicable to 385,020 shares of
  $1.00 par value stock...................................................................  $48,262,257
                                                                                             ==========
NET ASSETS:
Capital paid in...........................................................................  $40,072,246
Undistributed net realized gains..........................................................    2,343,623
Undistributed net investment income.......................................................        1,852
Net unrealized appreciation...............................................................    5,844,536
                                                                                             ----------
NET ASSETS................................................................................  $48,262,257
                                                                                             ==========
NET ASSET VALUE, offering and redemption price
  per share ($48,262,257 / 385,020 shares)................................................  $    125.35
                                                                                             ==========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 1995
                                                                               -------------------------
INVESTMENT INCOME:
INCOME:
  Dividends..................................................................  $460,272
  Interest...................................................................    79,466       $  539,738
                                                                                -------
EXPENSES:
  Investment advisory fees...................................................   168,759
  Legal......................................................................    37,191
  Directors..................................................................    24,794
  Insurance..................................................................    17,414
  Audit......................................................................    14,815
  Administration.............................................................     6,970
  Printing...................................................................     5,162
  Transfer agent.............................................................     1,561
  Custody....................................................................     1,111
  Miscellaneous..............................................................       496          278,273
                                                                                -------        ---------
Net investment income........................................................                    261,465
                                                                                               ---------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain............................................................                  2,343,623
Net change in unrealized appreciation of investments.........................                  2,697,758
                                                                                               ---------
Net realized and unrealized gain on investments..............................                  5,041,381
                                                                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................                 $5,302,846
                                                                                               =========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS CAPITAL APPRECIATION FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                      SIX MONTHS
                                                                                         ENDED            YEAR ENDED
                                                                                     JUNE 30, 1995       DECEMBER 31,
                                                                                      (UNAUDITED)            1994
                                                                                     -------------       ------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income............................................................   $   261,465        $   553,688
  Net realized gain on investments.................................................     2,343,623          6,821,337
  Net change in unrealized appreciation of investments.............................     2,697,758         (7,799,499)
                                                                                       ----------         ----------
Net increase (decrease) in net assets resulting from operations....................     5,302,846           (424,474)
Net equalization credits...........................................................         2,586              3,761
Distributions to shareholders from:
  Net investment income............................................................      (275,564)          (544,084)
  Net realized gain................................................................             0         (6,821,337)
Net Increase from capital share transactions.......................................     3,005,547          9,670,522
                                                                                       ----------         ----------
    Total increase in net assets...................................................     8,035,415          1,884,388
NET ASSETS:
  Beginning of period..............................................................    40,226,842         38,342,454
                                                                                       ----------         ----------
  End of period (including undistributed net investment income of
    $1,852 and $13,365, respectively)..............................................   $48,262,257        $40,226,842
                                                                                       ==========         ==========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock
Outstanding Throughout Each Period

                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31
                                                     JUNE 30, 1995    ---------------------------------------------------
                                                      (UNAUDITED)      1994       1993       1992       1991       1990
                                                     -------------    -------    -------    -------    -------    -------
NET ASSET VALUE, beginning of period................    $112.12       $137.22    $135.14    $135.63    $154.21    $193.04
INCOME FROM OPERATIONS:
  Net investment income.............................       0.70          1.78       1.63       2.36       4.25       4.93
  Net realized and unrealized gain (loss)...........      13.26         (2.88)     25.94      11.40      18.90     (18.62)
                                                         ------        ------     ------     ------     ------     ------
    Total from investment operations................      13.96         (1.10)     27.57      13.76      23.15     (13.69)
DISTRIBUTIONS:
  From net investment income........................      (0.73)        (1.73)     (1.77)     (2.24)     (4.23)     (5.13)
  From net realized gains...........................         --        (22.27)    (23.72)    (12.01)    (36.27)    (20.01)
  Return of Capital.................................         --            --         --         --      (1.23)        --
                                                         ------        ------     ------     ------     ------     ------
    Total distributions.............................      (0.73)       (24.00)    (25.49)    (14.25)    (41.73)    (25.14)
                                                         ------        ------     ------     ------     ------     ------
NET ASSET VALUE, end of period......................    $125.35       $112.12    $137.22    $135.14    $135.63    $154.21
                                                         ======        ======     ======     ======     ======     ======
Total return........................................      12.45%        (0.80)%     20.5%      10.2%      15.9%      (7.2)%
Ratio of expenses to average net assets.............       1.23%(1)      1.06%      1.02%      0.99%      0.89%      0.88%
Ratio of net investment income to average net
  assets............................................       1.16%(1)      1.30%      1.09%      1.64%      2.51%      2.82%
Portfolio turnover rate.............................         37%           59%        23%        10%        21%        29%
NET ASSETS, end of period (000's)...................    $48,262       $40,227    $38,342    $39,198    $58,670    $85,862

(1) Annualized

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS TAX ADVANTAGED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM AUCTION RATE PREFERRED STOCK-85.62%:

                                                       VALUE
                                                    -----------
SHARES                                              (NOTE 1)
------
          BANKS-13.78%
   300    J P Morgan Series B, 4.39%..............  $   300,000
   300    J P Morgan Series C, 4.35%..............      300,000
   100    J P Morgan Series D, 4.42%..............      100,000
   200    J P Morgan Series F, 4.39%..............      200,000
   100    Northern Trust C, 4.53%.................      100,000
   800    Northern Trust D, 4.50%.................      800,000
   300    Republic New York A, 4.56%..............      300,000
   500    Republic New York MMP, 4.53%............      500,000
                                                    -----------
                                                      2,600,000
          FINANCIAL-18.55%
     8    First Colony B, 4.59%...................      800,000
     1    Ford Holdings C, 4.53%..................      100,000
     8    Ford Holdings F, 4.40%..................      800,000
          General Electric Credit Corp. B,
     1      4.40%.................................      100,000
          General Electric Credit Corp. D,
     3      4.45%.................................      300,000
          General Electric Credit Corp. E,
     1      4.45%.................................      100,000
          General Electric Credit Corp. G,
     2      4.48%.................................      200,000
          General Electric Credit Corp. I,
     1      4.47%.................................      100,000
          General Electric Credit Corp. K,
     1      4.40%.................................      100,000
     6    International Lease Finance A, 4.61%....      600,000
     3    International Lease Finance B, 4.59%....      300,000
                                                    -----------
                                                      3,500,000
          FOOD-4.77%
     3    Sara Lee Corporation A, 4.48%...........      300,000
     2    Sara Lee Corporation B, 4.44%...........      200,000
     1    Sara Lee Corporation D, 4.49%...........      100,000
     3    Sara Lee Corporation F, 4.40%...........      300,000
                                                    -----------
                                                        900,000
          INSURANCE-9.55%
     5    CNA Financial Corp. E, 4.69%............      500,000
     4    CNA Financial Corp. F, 4.58%............      400,000
     6    Transamerica A-1, 4.69%.................      600,000
     2    Transamerica B-1, 4.60%.................      200,000
     1    Transamerica C-1, 4.56%.................      100,000
                                                    -----------
                                                      1,800,000
          MEDICAL-2.65%
     1    SmithKline Beecham A, 4.42%.............      500,000
          OIL & GAS-8.75%
          Shell Frontier Oil & Gas Series A,
     4      4.42%.................................      400,000
          Shell Frontier Oil & Gas Series B,
     1      4.42%.................................      100,000
          Shell Frontier Oil & Gas Series C,
     3      4.47%.................................      300,000
          Shell Frontier Oil & Gas Series D,
     1      4.40%.................................      100,000
     2    Texaco Inc. G, 4.54%....................      500,000
     1    Texaco Inc. H, 4.51%....................      250,000
                                                    -----------
                                                      1,650,000

                                                       VALUE
                                                    -----------
SHARES                                              (NOTE 1)
------
          REAL ESTATE-4.77%
     2    MEPC Capital Corp. II-A, 4.40%..........  $   200,000
     6    MEPC Capital Corp. II-B, 4.49%..........      600,000
     1    MEPC Capital Corp. II-D, 4.57%..........      100,000
                                                    -----------
                                                        900,000
          UTILITIES-22.80%
     1    Alabama Power 1988, 4.50%...............      100,000
     5    Alabama Power 1993, 4.49%...............      500,000
     5    Central Power & Light II-B, 4.49%.......      500,000
     3    Delmarva Power & Light A, 4.55%.........      300,000
 2,000    Houston Power & Light C, 4.65%..........      200,000
 3,000    Houston Power & Light D, 4.40%..........      300,000
     1    Idaho Power Company A, 4.57%............      100,000
     6    Pacific Corp. Series A-1, 4.50%.........      600,000
     4    Southern California Gas Co. A, 4.39%....      400,000
     1    VEPCO June 87, 4.47%....................      100,000
     6    VEPCO June 89, 4.65%....................      600,000
     1    VEPCO October 88, 4.65%.................      100,000
     5    Washington Water & Power J, 4.69%.......      500,000
                                                    -----------
                                                      4,300,000
                                                    -----------
          Total Short Term Auction Rate Preferred
            Stock (Cost $16,150,000)..............   16,150,000
                                                    -----------

ADJUSTABLE RATE PREFERRED STOCK-7.25%:
          BANKS-3.18%
 4,000    Bank of America Series A, 6.50%.........      186,000
11,000    Chase Manhattan Corp. Series N, 6.38%...      244,750
 3,700    Wells Fargo & Company Series B, 5.62%...      167,888
                                                    -----------
                                                        598,638
          FINANCIAL INSTITUTIONS-1.98%
10,500    Bankers Trust NY Series Q, 5.90%........      220,500
 3,700    Bear Stearns & Co. Series A, 6.05%......      153,550
                                                    -----------
                                                        374,050
          UTILITIES-2.09%
11,000    Georgia Power Co. Series L, 5.98%.......      235,125
 7,800    New York State Electric & Gas
          Series D, 6.22%.........................      158,925
                                                    -----------
                                                        394,050
                                                    -----------
          Total Adjustable Rate Preferred Stock
            (Cost $1,570,981).....................    1,366,738
                                                    -----------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS TAX ADVANTAGED INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMERCIAL PAPER-7.67%:

                                                       VALUE
                                                    -----------
PRINCIPAL                                           (NOTE 1)
  AMOUNT
----------
$  900,000   American Express Credit
               Corp., 5.75%, due
               07/05/95
               (Cost $900,000).........             $   900,000
   547,000   Household Finance,
               6.05%, due 07/03/95
               (Cost $547,000).........                 547,000
                                                    -----------
             Total Commercial Paper
               (Cost $1,447,000).......               1,447,000
                                                    -----------
             Total Investments
               (Cost $19,167,981*).....   100.54%   $18,963,738
             Liabilities in excess of
               other assets............     (.54)%     (102,310)
                                          ------    -----------
             Net Assets................   100.00%   $18,861,428
                                          ======    ===========

* Aggregate cost for Federal income tax purposes is identical. At June 30, 1995, the net unrealized depreciation for all securities of $204,243 consists of gross unrealized appreciation of $0 and gross unrealized depreciation of $204,243.

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS TAX ADVANTAGED INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                               JUNE 30,
ASSETS:                                                                                            1995
                                                                                             ----------
Short term auction rate preferred stock--at value (Cost $16,150,000)....................    $16,150,000
Adjustable rate preferred stock--at value (Cost $1,570,981).............................      1,366,738
Commercial paper--at value (Cost $1,447,000)............................................      1,447,000
                                                                                             ----------
Total Investments--at value (Cost $19,167,981)..........................................     18,963,738
Cash....................................................................................            794
Dividends and interest receivable.......................................................         69,090
Prepaid expenses........................................................................          1,434
                                                                                             ----------
  Total assets..........................................................................     19,035,056
                                                                                             ----------
LIABILITIES:
Dividends payable.......................................................................        149,515
Accrued expenses payable................................................................         24,113
                                                                                             ----------
  Total liabilities.....................................................................        173,628
                                                                                             ----------
NET ASSETS applicable to 188,899 shares of
  $0.01 par value stock.................................................................    $18,861,428
                                                                                             ==========
NET ASSETS:
Capital paid in.........................................................................    $19,199,678
Accumulated net realized losses.........................................................       (134,790)
Undistributed net investment income.....................................................            783
Net unrealized depreciation.............................................................       (204,243)
                                                                                             ----------
NET ASSETS..............................................................................    $18,861,428
                                                                                             ==========
NET ASSET VALUE, offering and redemption price
  per share ($18,861,428 / 188,899 shares)..............................................    $     99.85
                                                                                             ==========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS TAX ADVANTAGED INCOME FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 1995
                                                                                   ---------------------
INVESTMENT INCOME:
INCOME:
  Dividends....................................................................    $436,177
  Interest.....................................................................      34,562     $470,739
                                                                                    -------
EXPENSES:
  Investment advisory fees.....................................................      70,867
  Legal........................................................................      22,926
  Audit........................................................................      17,394
  Directors....................................................................      16,268
  Insurance....................................................................       7,148
  Administration...............................................................       4,204
  Printing.....................................................................       4,157
  Transfer agent...............................................................         928
  Custody......................................................................         328
  Miscellaneous................................................................         417      144,637
                                                                                    -------      -------
Net investment income..........................................................                  326,102
                                                                                                 -------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized loss..............................................................     (13,501)
Net change in unrealized appreciation/depreciation of investments..............      53,807
                                                                                    -------
Net realized and unrealized gain on investments................................                   40,306
                                                                                                 -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                 $366,408
                                                                                                 =======

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS TAX ADVANTAGED INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        SIX MONTHS
                                                                                           ENDED          YEAR ENDED
                                                                                       JUNE 30, 1995     DECEMBER 31,
                                                                                        (UNAUDITED)          1994
                                                                                       -------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income............................................................     $   326,102      $   503,903
  Net realized gain (loss) on investments..........................................         (13,501)          12,604
  Net change in unrealized appreciation/depreciation of investments................          53,807         (252,977)
                                                                                         ----------       ----------
Net increase in net assets resulting from operations...............................         366,408          263,530
Net equalization credits...........................................................               0           16,586
Distributions to shareholders from net investment income...........................        (345,761)        (514,303)
Net increase (decrease) from capital share transactions............................        (863,144)       4,779,563
                                                                                         ----------       ----------
    Total increase (decrease) in net assets........................................        (842,497)       4,545,376
NET ASSETS:
  Beginning of period..............................................................      19,703,925       15,158,549
                                                                                         ----------       ----------
  End of period (including undistributed net investment income of $783 and $20,442,
    respectively)..................................................................     $18,861,428      $19,703,925
                                                                                         ==========       ==========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock
Outstanding Throughout Each Period

                                                      SIX MONTHS
                                                         ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1995    ---------------------------------------------------
                                                      (UNAUDITED)      1994       1993       1992       1991       1990
                                                     -------------    -------    -------    -------    -------    -------
NET ASSET VALUE, beginning of period................    $ 99.75       $100.94    $100.17    $ 96.12    $ 85.29    $ 89.21
INCOME FROM OPERATIONS:
  Net investment income.............................       1.71          2.71       2.07       3.76       6.34       6.74
  Net realized and unrealized gain (loss)...........       0.20         (1.24)      0.68       5.51      10.87      (3.91)
                                                         ------        ------     ------     ------     ------     ------
    Total from investment operations................       1.91          1.47       2.75       9.27      17.21       2.83
DISTRIBUTIONS:
  From net investment income........................      (1.81)        (2.66)     (1.98)     (5.22)     (6.38)     (6.75)
                                                         ------        ------     ------     ------     ------     ------
NET ASSET VALUE, end of period......................    $ 99.85       $ 99.75    $100.94    $100.17    $ 96.12    $ 85.29
                                                         ======        ======     ======     ======     ======     ======
Total return........................................       1.94%         1.47%       2.8%       9.8%      20.6%       3.2%
Ratio of expenses to average net assets.............       1.51%(1)      1.23%      1.26%      1.33%      1.17%      1.09%
Ratio of net investment income to average net
  assets............................................       3.41%(1)      2.73%      2.04%      3.81%      6.88%      7.63%
Portfolio turnover rate.............................          0%            5%        11%        73%        26%        11%
NET ASSETS, end of period (000's)...................    $18,861       $19,704    $15,159    $ 9,319    $11,642    $13,710

(1) Annualized

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

INSTITUTIONAL INVESTORS MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
The Institutional Investors Capital Appreciation Fund, Inc. (the "Capital Appreciation Fund") and the Institutional Investors Tax Advantaged Income Fund, Inc. (the "Tax Advantaged Income Fund") (collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies.

NOTE 1--Summary of Significant Accounting Policies

A--Security Valuations--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors. Short term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income and income on auction rate preferred stock is recorded on the accrual basis. The identified cost basis is used in the determination of realized gains and losses on security transactions.

C--Federal Income Taxes--No provision has been made for Federal income tax, since it is the intention of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.

D--Equalization--The Capital Appreciation Fund and Tax Advantaged Income Fund follow the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Funds' shares.

NOTE 2--Purchases and Sales of Securities

Capital Appreciation Fund:

The cost of purchases and the proceeds from sales of investments, exclusive of short term investments, for the six months ended June 30, 1995 were $15,859,913 and $14,404,152, respectively.

Tax Advantaged Income Fund:

Proceeds from sales of investments, exclusive of short term investments, for the six months ended June 30, 1995 was $365,649. There were no purchases of such investments.

NOTE 3--Investment Advisory Fee

Shay Assets Management Co. (the "Investment Adviser") was appointed as the Funds investment adviser effective May 19, 1995. The Investment Adviser is a general partnership that consists of two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., each of which holds a fifty-percent interest in the Investment Adviser. Shay Assets Management, Inc. is controlled by Rodger D. Shay, a Vice President of each of the Funds. ACB Assets Management, Inc. is an indirect wholly-owned subsidiary of America's Community Bankers.

The Investment Adviser receives a fee from each Fund, computed separately, at the annual rate of 0.75% of the first $100,000,000 of average daily net assets and 0.50% of the average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the average daily net assets of the Capital Appreciation Fund or 1.15% of the average daily net assets of the Tax Advantaged Income Fund for any fiscal year during the term of each Funds' agreement with the Adviser.

Effective May 19, 1995, PFPC Inc. was appointed the administrator and transfer agent of the Funds and PNC Bank, N.A. was appointed custodian.

PFPC Inc. and PNC Bank, N.A. are affiliates of PNC Bank Corp.

Prior to May 19, 1995, Nationar was the Funds' investment adviser, administrator, transfer agent and custodian. On February 6, 1995, the Banking Department of the State of New York took possession of Nationar. With the exception of custodial services, Nationar continued to temporarily provide services, through May 18, 1995, while the Board of Directors of the Funds initiated discussions with other institutions offering such services. For the period February 6, 1995 to May 18, 1995, custodial services were provided by the Federal Home Loan Bank of New York.

For the investment advisory, administrative, transfer agency and custodial services provided prior to May 19, 1995, each Fund paid Nationar a quarterly fee at an annual rate of 0.75% of the first $75,000,000 of its average daily net assets, 0.625% of the next $25,000,000 of average daily net assets, 0.50% of the next $50,000,000 of average daily net assets and 0.25% of average daily net assets in excess of $150,000,000.

NOTE 4--Capital Stock

Capital Appreciation Fund:

At June 30, 1995, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 1995 and the year ended December 31, 1994, respectively, were as follows:

                          SHARES                  AMOUNT
                     -----------------   -------------------------
                      1995      1994        1995          1994
                     -------   -------   -----------   -----------
Shares sold........   36,178    71,651   $ 4,165,913   $ 9,877,080
Shares issued in
 reinvestment of
 dividends.........      896    54,339       108,246     6,133,716
                      ------   --------    ---------     ---------
                      37,074   125,990     4,274,159    16,010,796
Shares redeemed....  (10,824)  (46,650)   (1,268,612)   (6,340,274)
                      ------   --------    ---------     ---------
Net increase.......   26,250    79,340   $ 3,005,547   $ 9,670,522
                      ======   ========    =========     =========

Tax Advantaged Income Fund:

At June 30, 1995, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 1995 and the year ended December 31, 1994, respectively, were as follows:

                            SHARES                 AMOUNT
                       ----------------   ------------------------
                        1995      1994       1995          1994
                       -------   ------   -----------   ----------
Shares sold..........        0   48,328   $         0   $4,873,130
Shares issued in
 reinvestment of
 dividends...........    1,562    4,033       155,653      404,648
                        ------   ------        ------       ------
                         1,562   52,361       155,653    5,277,778
Shares redeemed......  (10,193)  (5,000)   (1,018,797)    (498,215)
                        ------   ------    ----------   ----------
Net increase
 (decrease)..........   (8,631)  47,361   $  (863,144)  $4,779,563
                        ======   ======   ===========   ==========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INSTITUTIONAL INVESTORS
MUTUAL FUNDS

OFFICERS

HARRY P. DOHERTY
  President

THADDEUS L. ANTOS
  Vice President

EDWARD E. SAMMONS, JR.
  Vice President and
  Secretary

MARK F. TRAUTMAN
  Vice President

TIMOTHY A. DEMPSEY
  Executive Vice President

RODGER D. SHAY
  Vice President and
  Assistant Secretary

JOHN J. MCCABE
  Vice President

JAY F. NUSBLATT
  Treasurer

BOARD OF DIRECTORS

THADDEUS L. ANTOS

RALPH F. BROUTY

ROBERT P. CAPONE

TIMOTHY A. DEMPSEY

HARRY P. DOHERTY

CHRIS C. GAGAS

MICHAEL R. KALLET

STEPHEN J. KELLY

CLIFFORD E. KELSEY, JR.

ROBERT E. KERNAN, JR.

WILLIAM A. MCKENNA, JR.

NICHOLAS J. SCALI

CHARLES M. SPROCK

JOHN M. TSIMBINOS

--------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISOR
Shay Assets Management Co.
40 Broad Street
5th Floor
New York, New York 10004

DISTRIBUTOR
Shay Financial Services Co.
111 East Wacker Drive
Chicago, Illinois 60601

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
PNC Bank, NA
17th & Chestnut Streets
Philadelphia, Pennsylvania 19101

LEGAL COUNSEL
Hughes Hubbard & Reed
One Battery Park Plaza
New York, New York 10004

INDEPENDENT ACCOUNTANTS
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

                 [INSTITUTIONAL INVESTORS MUTUAL FUNDS LOGO]

                        Capital Appreciation Fund, Inc
                       Tax Advantaged Income Fund, Inc.


                              Semi-Annual Report
                               To Shareholders
                                June 30, 1995